REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Total	$ 105,472
Technical Service [Member]
Total	$ 105,472